Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

April 25, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following three new series, Defiance 2X Daily Long Pure Quantum ETF (the “Quantum ETF”), Defiance Hot Sauce Daily 2X Strategy ETF (the “Hot Sauce ETF”), and Defiance MAGA Seven ETF (the “MAGA 7 ETF,” and collectively with the Quantum ETF and Hot Sauce ETF, the “Funds”), is Post-Effective Amendment No. 343 and Amendment No. 346 to the Trust’s Registration Statement on Form N-1A.

The Trust respectfully notes that it is submitting this filing to reflect material changes from prior filings with respect to each of the Funds, including the removal of a previously anticipated sub-adviser and the addition of disclosures related to manager-of-managers relief. Each of the prior filings has been withdrawn.

Specifically, the prospectus and SAI for the Quantum ETF are substantially similar to those in the prior filing (PEA No. 304, filed on January 28, 2025), except for the changes noted above. Ms. Rossotto reviewed PEA No. 304 and provided comments to the Trust on March 14, 2025.

Similarly, the prospectus and SAI for the Hot Sauce ETF remain substantially similar to those included in the previous filing (PEA No. 278, filed on November 14, 2024), except for the changes noted above and certain revisions made in response to Staff comments. The Trust filed its response to the Staff’s comments PEA No. 278 via EDGAR correspondence on January 28, 2025.

Finally, the prospectus and SAI for the MAGA 7 ETF are also substantially similar to those in the previous filing (PEA No. 314, filed on February 19, 2025), except for the changes noted above.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer
John Hadermayer
SVP of Legal
Tidal Investments LLC